Fixed Assets - vessels under construction cost (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Advances and initial expenses for vessels under construction	$ 1,200,981	$ 451,598	$ 24,782
Vessels Under Construction [Member]
Balance as at beggining of period	140,369	0
Advances and initial expenses for vessels under construction	249,921	140,369
Balance as at end of period	$ 390,290	$ 140,369	$ 0